Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Intangible Assets

		Other intangible assets
	Goodwill €m	Marketing- related €m	Customer- related (i) €m	Contract- based €m	Total €m
At 31 December 2018
Cost/deemed cost	8,400	138	592	79	9,209
Accumulated amortisation (and impairment charges)	(284)	(62)	(375)	(55)	(776)
Net carrying amount	8,116	76	217	24	8,433

At 1 January 2018, net carrying amount	6,905	75	204	30	7,214
Reclassified from held for sale (ii)	363	-	8	1	372
Translation adjustment	137	3	8	1	149
Reclassifications	-	-	(2)	2	-
Arising on acquisition (note 32)	1,504	6	51	1	1,562
Disposals	(773)	-	(9)	(1)	(783)
Amortisation charge for year (iii)	-	(8)	(43)	(10)	(61)
Impairment charge for year (iv)	(20)	-	-	-	(20)
At 31 December 2018, net carrying amount	8,116	76	217	24	8,433

The equivalent disclosure for the prior year is as follows:

At 31 December 2017
Cost/deemed cost	7,198	129	535	80	7,942
Accumulated amortisation (and impairment charges)	(293)	(54)	(331)	(50)	(728)
Net carrying amount	6,905	75	204	30	7,214

At 1 January 2017, net carrying amount	7,396	89	229	47	7,761
Translation adjustment	(593)	(10)	(22)	(4)	(629)
Arising on acquisition (note 32)	487	4	51	1	543
Disposals	(22)	-	(1)	-	(23)
Amortisation charge for year (iii)	-	(8)	(45)	(13)	(66)
Reclassified as held for sale	(363)	-	(8)	(1)	(372)
At 31 December 2017, net carrying amount	6,905	75	204	30	7,214

At 1 January 2017
Cost/deemed cost	7,701	142	659	87	8,589
Accumulated amortisation (and impairment charges)	(305)	(53)	(430)	(40)	(828)
Net carrying amount	7,396	89	229	47	7,761

(i)	The customer-related intangible assets relate predominantly to non-contractual customer relationships.

(ii)	Reflects amounts at 1 January 2018 relating to assets held for sale at 31 December 2017 which were subsequently divested in 2018. Refer to note 3 for further details.

(iii)	The amortisation charge for the year includes €nil million (2017: €5 million; 2016: €9 million) in respect of discontinued operations, which primarily relates to customer-related intangible assets.

(iv)

In July 2018, the Group divested of its DIY business in the Netherlands and Belgium, together with certain related property assets, which formed part of the Europe Distribution segment for total consideration of €0.5 billion. The decision to divest resulted in the recognition of an impairment charge of €20 million. The recoverable amount, at the date of impairment, was based on fair value less costs of disposal. The fair value was determined using Level 2 inputs in accordance with the fair value hierarchy, as a market price was agreed and paid.

Summary of Goodwill by Cash Generating Units

All businesses within the various CGUs exhibit similar and/or consistent profit margin and asset intensity characteristics. Assets, liabilities, deferred tax and goodwill have been assigned to the CGUs on a reasonable and consistent basis.

	Cash-generating units		Goodwill
	2018	2017	2018 €m	2017 €m
Europe Heavyside	15	14	1,821	1,770
Europe Lightside	1	1	367	365
Europe Distribution	1	1	373	671
Europe	17	16	2,561	2,806

Americas Materials	7	6	3,441	2,082
Americas Products	1	1	1,655	1,555
Americas Distribution	-	1	-	-
Americas	8	8	5,096	3,637

Asia	1	1	459	462

Total Group	26	25	8,116	6,905

Summary of Significant Goodwill Amounts

The additional disclosures required for the two CGUs with significant goodwill are as follows:

	United States Cement	Americas Building Products
	2018	2018	2017
Goodwill allocated to the cash-generating unit at balance sheet date	€1,412m	€1,655m	€1,555m
Discount rate applied to the cash flow projections (real pre-tax)	8.2%	9.1%	10.3%
Average EBITDA (as defined)* margin over the initial 5-year period	37.9%	15.3%	15.1%
Value-in-use (present value of future cash flows)	€5,579m	€6,753m	€5,628m
Excess of value-in-use over carrying amount	€2,594m	€3,412m	€2,152m

Summary of Key Assumptions and Sensitivity Analysis Relating to Cash Generating Units Explanatory

The table below identifies the amounts by which each of the following assumptions may either decline or increase to arrive at a zero excess of the present value of future cash flows over the book value of net assets in the two CGUs selected for sensitivity analysis disclosures:

Two cash-generating units
Reduction in EBITDA (as defined)* margin	2.2 to 3.1 percentage points
Reduction in profit before tax	16.2% to 22.3%
Reduction in net cash flow	13.6% to 19.6%
Increase in pre-tax discount rate	1.1 to 2.0 percentage points